Subsequent Events - Contributions from the Mexican Government (Details) - MXN ($) $ in Thousands					2 Months Ended	6 Months Ended	12 Months Ended
	Aug. 25, 2025	Aug. 11, 2025	Jul. 22, 2025	Jul. 01, 2025	Aug. 28, 2025	Jun. 30, 2025	Dec. 31, 2024
Contributions A
Disclosure of non-adjusting events after reporting period [line items]
Increase in certificates of contribution						$ 94,538,938	$ 156,509,050
Subsequent event | Petroleos Mexicanos
Disclosure of non-adjusting events after reporting period [line items]
Total	$ 5,637,936	$ 3,548,535	$ 10,511,768	$ 5,256,579
Subsequent event | Petroleos Mexicanos | Construction of Dos Bocas Refinery
Disclosure of non-adjusting events after reporting period [line items]
Total					$ 24,954,819
Subsequent event | Contributions A
Disclosure of non-adjusting events after reporting period [line items]
Increase in certificates of contribution					$ 24,954,819